ALT ID #	Loan ID	Due Diligence Vendor	DD Loan Status	Loan Review Type	Sub Loan Review Type	Loan File Received	Vendor Due Diligence Comments	Seller Loan ID	Initial Loan Originator NMLS	Initial Loan Origination Company	Loan Officer Name	Loan Officer NMLS	Mortgage Broker Flag	Property Address	Property City	Property State	Property Zip Code	Sales Price	Subject Property Type	Condo Type	Condo Rise Level	Property Attachment Type	Occupancy	All Borrowers Occupying	Short Term Rental	Census Tract	Borrower 1 First Name	Borrower 1 Last Name	Borrower 1 Middle Name	Borrower 1 Birthdate	Borrower 1 SSN	Borrower 1 Years in Job	Borrower 1 Months in Job	Borrower 1 Sex	Borrower 1 Marital Status	Borrower 1 Years in Residence	Borrower 1 Months in Residence	Borrower 1 S&P Employment Type	Borrower 1 Employment Status 2	Borrower 1 Application Taken Method	Borrower 1 Age at Application	Borrower 1 Application Date	Borrower 1 Years in Industry	Borrower 1 Months in Industry	Borrower 1 Citizen	Borrower 2 First Name	Borrower 2 Last Name	Borrower 2 Middle Name	Borrower 2 SSN	Borrower 2 Birthdate	Borrower 2 Age at Application	Borrower 2 Application Date	Borrower 2 Years in Job	Borrower 2 Months in Job	Borrower 2 Sex	Borrower 2 Marital Status	Borrower 2 Citizen	Borrower 2 Years in Residence	Borrower 2 S&P Employment Type	Borrower 2 Employment Status 2	Borrower 2 Application Taken Method	Borrower 2 Years in Industry	Borrower 2 Months in Industry	Borrower 2 Months in Residence	Borrower 3 Birthdate	Borrower 3 Citizen	Borrower 3 First Name	Borrower 3 Last Name	Borrower 3 Middle Name	Borrower 3 SSN	Borrower 3 Sex	Borrower 3 Marital Status	Borrower 3 Years in Job	Borrower 3 Months in Job	Borrower 3 Years in Residence	Borrower 3 Age at Application	Borrower 3 Application Date	Borrower 3 S&P Employment Type	Borrower 3 Employment Status 2	Borrower 3 Application Taken Method	Borrower 3 Years in Industry	Borrower 3 Months in Industry	Borrower 3 Months in Residence	Borrower 4 First Name	Borrower 4 Last Name	Borrower 4 Middle Name	Borrower 4 SSN	Borrower 4 Birthdate	Borrower 4 Citizen	Borrower 4 Sex	Borrower 4 Marital Status	Borrower 4 Years in Job	Borrower 4 Years in Residence	Borrower 4 Age at Application	Borrower 4 Application Date	Borrower 4 S&P Employment Type	Borrower 4 Employment Status 2	Borrower 4 Application Taken Method	Borrower 4 Years in Industry	Borrower 4 Months in Industry	Borrower 4 Months in Residence	Borrower 4 Months in Job	DD Product Reviewed	Original Loan Amount	Loan Purpose	Refinance Purpose	Interest Rate	LTV	CLTV	Lien Position	Amortization Type	Amortization Term	Note Date	Maturity Date	Original First Payment Date	Property Number of Units	Current P&I	Original PITI	Escrow Flag	Partial Escrow Type	Origination Channel	Junior Lien Balance	Monthly Total Escrow Payment	Relocation Loan Indicator	MERS Loan ID	Assumable Flag	Loan Type	Annual Percent Rate (APR)	Balloon Flag	Shared Equity Loan	Margin	Monthly Principal and Interest Amount	Senior Lien Origination Date	Average Prime Offer Rate (APOR)	Final Closing Disclosure APR	Application Date	Total Number of Borrowers	Current Senior Lien Balance	Servicer Loan ID	ARM Rate Index Type	Pricing Doc Type	Submission Date	Forgiven Interest Amount	Forgiven Principal Amount	Last Modification First Payment Date	Number of Modifications	Months Since Bankruptcy	Initial Payment Discount	P&I Payment Max Extension	HELOC Max Combined Balance	Initial Amortization Term	HELOC Indicator	Escrows Collected	Cash Out Amount	Interest Only Term	Interest Type	Sr Lien Hybrid Period	Sr Lien Neg Am Limit	HCLTV	Loan-To-Cost (LTC)	Originator DSCR	Subordinate Financing Amount	Late Payment History	Months Since Foreclosure	Asset Depletion Flag	Temporary Buydown Flag	Buydown Contributor	Buydown Type	Buydown Total Term	Buydown Rate 1	Buydown Term 1	Buydown Rate 2	Buydown Term 2	Buydown Rate 3	Buydown Term 3	Buydown Rate 4	Buydown Term 4	Buydown Rate 5	Buydown Term 5	ARM Initial Fixed Rate Period	ARM Subsequent Payment Change Frequency	ARM Subsequent Changes Date	ARM Initial Interest Rate Floor	ARM Initial Interest Rate Cap	ARM Initial Interest Rate Change Floor	ARM Initial Interest Rate Change Cap	ARM Subsequent Interest Rate Floor	ARM Subsequent Interest Rate Cap	ARM Lifetime Interest Rate Minimum	ARM Lifetime Interest Rate Maximum	Index Lookback Period	Index Rounding Factor	ARM Rounding Method	ARM Convertible Flag	Interest Only Flag	Prepayment Penalty Flag	Prepayment Penalty Type	Prepayment Penalty Description	Prepayment Penalty Total Term	Prepayment Penalty Hard Term	GSE Eligible Flag	AUS Recommendation	AUS Type	Lock Date	Cash to Close	Interested Party Contributions	Credit Line Usage Ratio	Down Payment Percentage	Total Origination and Discount Points	Source of Down Payment	Lender Credit	AUS Case Number	Borrower 1 FTHB	Borrower 2 FTHB	Borrower 3 FTHB	Borrower 4 FTHB	Total Points and Fees	Closing Costs Funds Type	Origination Charges	Section D - Total Loan Costs	Title Held As	Flood Zone Code	Last Modification Total Capitalized Amount	Total Deferred Balance on Deferral Agreement	Flood Certification Vendor Name	Total Monthly Income	All Borrower Base Employment Income	All Borrower Bonuses	All Borrower Commissions	All Borrower Other Income	All Borrower Bank Statement Income	Qualifying All Borrower Residual Income	Borrower 1 Base Empl Income	Borrower 1 Bonuses	Borrower 1 Commissions	Borrower 1 Other Income	Borrower 1 Bank Statement Income	Borrower 1 Income Verification Level	Borrower 1 Income Verification Description	Borrower 1 Income Verification Months	Borrower 2 Base Empl Income	Borrower 2 Bonuses	Borrower 2 Commissions	Borrower 2 Other Income	Borrower 2 Bank Statement Income	Borrower 2 Income Verification Level	Borrower 2 Income Verification Description	Borrower 2 Income Verification Months	Borrower 3 Base Empl Income	Borrower 3 Bonuses	Borrower 3 Commissions	Borrower 3 Other Income	Borrower 3 Bank Statement Income	Borrower 3 Income Verification Level	Borrower 3 Income Verification Description	Borrower 4 Base Empl Income	Borrower 4 Bonuses	Borrower 4 Commissions	Borrower 4 Other Income	Borrower 4 Bank Statement Income	Borrower 4 Income Verification Level	Borrower 4 Income Verification Description	Borrower 1 Asset Verification Level	Borrower 2 Asset Verification Level	Borrower 3 Asset Verification Level	Borrower 4 Asset Verification Level	Total Verified Reserves Amount	Total Monthly Payments	Monthly Other Housing Expense	Current Total Housing Payment	Borrower 1 Months Asset Bank Statements	Borrower 2 Months Asset Bank Statements	Effective Property Value	Effective Valuation Type	Effective Valuation Date	Effective Valuation Source	Additional Property Value 2	Additional Property Value Type 2	Additional Property Value Date 2	Additional Property Value Source 2	Additional Property Value 3	Additional Property Value Type 3	Additional Property Value Date 3	Additional Property Value Source 3	Original Appraised Value	Original Appraisal Type	Original Appraised Date	Appraiser Name	Appraiser Cert or License Number	Appraiser City	Appraiser State	Date of Report - Appraisal Findings	Automated Valuation Model (AVM)	AVM Confidence Score	Borrower 1 Origination FICO	Borrower 1 FICO Date	Borrower 1 Origination Equifax	Borrower 1 Origination Experian	Borrower 1 Origination TransUnion	Borrower 2 Origination FICO	Borrower 2 FICO Date	Borrower 2 Origination Equifax	Borrower 2 Origination Experian	Borrower 2 Origination TransUnion	Borrower 3 Origination FICO	Borrower 3 FICO Date	Borrower 3 Origination Equifax	Borrower 3 Origination Experian	Borrower 3 Origination TransUnion	Borrower 4 FICO Date	Borrower 4 Origination FICO	Borrower 4 Origination Equifax	Borrower 4 Origination Experian	Borrower 4 Origination TransUnion	Borrower 1 Employment Verification Level	Borrower 2 Employment Verification Level	Borrower 3 Employment Verification Level	Borrower 4 Employment Verification Level	Credit Report: Longest Trade Line	Credit Report: Number of Trade Lines	Credit Report: Max Trade Line	Borrower 1 Employment Verification Detail	Borrower 2 Employment Verification Detail	FICO Model Used	Qualifying FICO	Originator QM Status	Final Reviewed QM Status	Originator DTI	Qualifying Housing Debt Income Ratio	Covered/High Cost Loan Flag	Qualification Method	Higher Priced Mortgage Loan (HPML) Flag	Qualifying Total Reserves Number of Months	Total Mortgaged Properties	VOD Months	Meets Requirements of Primary Residence	HMDA 2018 Demographics	Borrower 1 Tax Records Obtained Indicator	Borrower 2 Tax Records Obtained Indicator	Borrower 3 Tax Records Obtained Indicator	Borrower 4 Tax Records Obtained Indicator	Borrower 1 CPA Tax Returns	Borrower 2 CPA Tax Returns	Origination Bankruptcy Chapter	Bankruptcy Petition Date	Bankruptcy Resolution Date	Months Since Bankruptcy	Bankruptcy Years	Foreclosure Flag	Foreclosure Sale Date	Months Since Foreclosure	Foreclosure Years	Short Sale Flag	Short Sale Date	Short Sale Years	Deed-In-Lieu Flag	Deed in Lieu Date	Deed in Lieu Years
52823	XXXXXXX	XXXXXX	Diligence Review Complete	Purchase Review	Full Review		Product/Guideline: XXXXXXX Program Eligibility Supplement v 6.4 /XXXXXXX XXXXXX XXXXXXX XXXXXXXXXXXXX Program Eligibility Guide v1.3 Income: B1 $XX,XXX.XX Wage Mthly Income Assets: $XXX,XXX.XX			XXXXXXXX	XXXXXXX	XXXXXXX	0	XXXXXXX	XXXXXX	XX	XXXXX	$XXXXXX	PUD				Primary Residence				XXXXXX	XXXXXX		XX/XX/XXXX	XXXXXXXXX	1		Male		24.9		Employed	No			XX/XX/XXXX	5		US Citizen																																																											$XXXXXX	Purchase	NA	7.75	95.0	95.0	1	Fixed	360	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	1		16237.43	Taxes and Insurance		Retail		$XXXXXX	0	XXXXXXXX	No	Conventional	8.027	No	No		$XXXXXX			8.027	XX/XX/XXXX	1				1YR Full Doc										360	0	Taxes and Insurance	0.0	0	2			95.0		0		XXXXXXXXXXXX		No	No																													No	No		No Prepayment Penalty	0		No	Manual Underwriting					0.00030	1.000000	33188.81				true						$XXXXXX	$XXXXXX		D				$XXXXXX	$XXXXXX					$XXXXXX	$XXXXXX			.00		4																									4				$XXXXXX	$XXXXXX	$0.00				$XXXXXX				$XXXXXX		XX/XX/XXXX	ClearCapital					$XXXXXXX	3	$XXXXXXX								691	XX/XX/XXXX	710	675	691																4				200	26	$XXXXXXX	3		1		QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	0.436000		No	1	No		1				0											0				0			0
20563	XXXXXXX	XXXXXX	Diligence Review Complete	Purchase Review	Full Review		XXXXXXX XXXXXX XXXXXXX XXXXXXXXXXXXX Program Eligibility Guide v1.3 Income: B1 $X,XXX.XX monthly base, B1 $XX,XXX.XX monthly self employed. Post close reserves $XX,XXX.XX mths,.			XXXXXXXX	XXXXXXX	XXXXXXX	0	XXXXXXX	XXXXXX	XX	XXXXX	$XXXXXX	Single Family Detached				Primary Residence				XXXXXX	XXXXXX		XX/XX/XXXX	XXXXXXXXX	5		Female		5.00		Employed	No			XX/XX/XXXX	30		US Citizen	XXXXXXX	XXXXXX		XXXXXXXX	XX/XX/XXXX			15		Female		US Citizen		Employed	Yes																																												$XXXXXX	Purchase	NA	7.75	100.0	100.0	1	Fixed	360	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	1		2066.89	Taxes and Insurance		Retail		$XXXXXX	0	XXXXXXXX	No	Conventional	8.080	No	No		$XXXXXX			8.080	XX/XX/XXXX	2				1YR Full Doc										360	0	Taxes and Insurance	0.0	0	2			100.0		0		XXXXXXXXXXXX		No	No																													No	No		No Prepayment Penalty	0		No	Manual Underwriting					0.11659734257654535		4113.55				false	false					$XXXXXX	$XXXXXX		X				$XXXXXX	$XXXXXX					$XXXXXX	$XXXXXX			.00		4			$XXXXXX			.00		3																	4	1			$XXXXXX	$XXXXXX	$0.00				$XXXXXX												$XXXXXXX	3	$XXXXXXX								762	XX/XX/XXXX	755	766	762	762	XX/XX/XXXX	769	762	727											4	3			83	15	$XXXXXXX	3	3	1		QM: Rebuttable Presumption (APOR)	QM: Rebuttable Presumption (APOR)	0.416300		No	1	Yes		1				1											0				0			0
25214	XXXXXXX	XXXXXX	Diligence Review Complete	Purchase Review	Full Review		Product/Guideline: XXXXXXXX Program Eligibility Supplement v 6.4 /XXXXXXX XXXXXX XXXXXXX XXXXXXXXXXXXX Program Eligibility Guide v1.3 Income: B1 $XX,XXX.XX Wage Income Mthly Income Assets: $XX,XXX.XX			XXXXXXXX	XXXXXXX	XXXXXXX	0	XXXXXXX	XXXXXX	XX	XXXXX	$XXXXXX	Single Family Detached				Primary Residence				XXXXXX	XXXXXX		XX/XX/XXXX	XXXXXXXXX	0		Female		4.00		Employed	No			XX/XX/XXXX	2		US Citizen																																																											$XXXXXX	Purchase	NA	7.125	100.0	100.0	1	Fixed	360	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	1		3946.36	Taxes and Insurance		Retail		$XXXXXX	0	XXXXXXXX	No	Conventional	7.228	No	No		$XXXXXX			7.228	XX/XX/XXXX	1				2YR Full Doc										360	0	Taxes and Insurance	0.0	0	2			100.0		0		XXXXXXXXXXXX		No	No																													No	No		No Prepayment Penalty	0		No	Manual Underwriting					0.0775076923076923		3031.25				true						$XXXXXX	$XXXXXX		X				$XXXXXX	$XXXXXX					$XXXXXX	$XXXXXX			.00		5																									4				$XXXXXX	$XXXXXX	$0.00				$XXXXXX				$XXXXXX		XX/XX/XXXX	ClearCapital					$XXXXXXX	3	$XXXXXXX								744	XX/XX/XXXX	746	744	717																5				151	15	$XXXXXXX	3		1		QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	0.201600		No	1	No		1				0											0				0			0

Alt ID	Primary Servicer	Servicing Fee Percentage	Servicing Fee Flat Dollar	Servicing Advance Methodology	Originator	Loan Group	Loan Number	Amortization Type	Lien Position	Heloc Indicator	Loan Purpose	Cash Out Amount	Total Origination and Discount Points in Dollars	Covered High Cost Loan Indicator	Relocation Loan Indicator	Broker Indicator	Channel	Escrow Indicator	Senior Loan Amounts	Loan Type of Most Senior Lien	Hybrid Period of Most Senior Lien in Months	Neg Am Limit of Most Senior Lien	Junior Mortgage Balance	Origination Date of Most Senior Lien	Origination Date	Original Loan Amount	Original Interest Rate	Original Amortization Term	Original Term to Maturity	First Payment Date of Loan	Interest Type Indicator	Original Interest Only Term	Buy Down Period	HELOC Draw Period	Current Loan Amount	Current Interest Rate	Current Payment Amount Due	Interest Paid Through Date	Current Payment Status	Index Type	ARM Look Back Days	Gross Margin	ARM Round Flag	ARM Rounding Factor	Initial Fixed Rate Period	Initial Interest Rate Cap Change Up	Initial Interest Rate Cap Change Down	Subsequent Interest Rate Reset Period	Subsequent Interest Rate Change Down	Subsequent Interest Rate Change Up	Lifetime Maximum Rate Ceiling	Lifetime Minimum Rate Floor	Negative Amortization Limit	Initial Negative Amortization Recast Period	Subsequent Negative Amortization Recast Period	Initial Fixed Payment Period	Subsequent Payment Reset Period	Initial Periodic Payment Cap	Subsequent Periodic Payment Cap	Initial Minimum Payment Reset Period	Subsequent Minimum Payment Reset Period	Option ARM Indicator	Options at Recast	Initial Minimum Payment	Current Minimum Payment	Prepayment Penalty Calculation	Prepayment Penalty Type	Prepayment Penalty Total Term	Prepayment Penalty Hard Term	Primary Borrower ID	Number of Mortgaged Properties	Total Number of Borrowers	Self Employment Flag	Current Other Monthly Payment	Length of Employment Borrower	Length of Employment Co Borrower	Years in Home	FICO Model Used	Most Recent FICO Date	Primary Wage Earner Original FICO Equifax	Primary Wage Earner Original FICO Experian	Primary Wage Earner Original FICO Transunion	Secondary Wage Earner Original FICO Equifax	Secondary Wage Earner Original FICO Experian	Secondary Wage Earner Original FICO Transunion	Most Recent Primary Borrower FICO	Most Recent Co Borrower FICO	Most Recent FICO Method	Vantagescore Primary Borrower	Vantagescore Co Borrower	Most Recent Vantagescore Method	Vantagescore Date	Credit Report Longest Trade Line	Credit Report Maximum Trade Line	Credit Report Number of Trade Lines	Credit Line Usage Ratio	Most Recent 12 Month Pay History	Months Bankruptcy	Months Foreclosure	Primary Borrower Wage Income	Co Borrower Wage Income	Primary Borrower Other Income	Co Borrower Other Income	All Borrower Wage Income	All Borrower Total Income	4506T Indicator	Borrower Income Verification Level	Co Borrower Income Verification	Borrower Employment Verification	Co Borrower Employment Verification	Borrower Asset Verification	Co Borrower Asset Verification	Liquid Cash Reserves	Monthly Debt All Borrowers	Originator DTI	Fully Indexed Rate	Qualification Method	Percentage of Down Payment From Borrower Own Funds	City	State	Postal Code	Property Type	Occupancy	Sales Price	Original Appraised Property Value	Original Property Valuation Type	Original Property Valuation Date	Original Automated Valuation Model AVM Model Name	Original AVM Confidence Score	Most Recent Property Value	Most Recent Property Valuation Type	Most Recent Property Valuation Date	Most Recent AVM Model Name	Most Recent AVM Confidence Score	Original CLTV	Original LTV	Original Pledged Assets	Mortgage Insurance Company Name	Mortgage Insurance Percent	MI Lender or Borrower Paid	Pool Insurance Co Name	Pool Insurance Stop Loss Percent	MI Certificate Number	Updated DTI Front End	Updated DTI Back End	Modification Effective Payment Date	Total Capitalized Amount	Total Deferred Amount	Pre Modification Interest Note Rate	Pre Modification P&I Payment	Pre Modification Initial Interest Rate Change Downward Cap	Pre Modification Subsequent Interest Rate Cap	Pre Modification Next Interest Rate Change Date	Pre Modification IO Term	Forgiven Principal Amount	Forgiven Interest Amount	Number of Modifications	Real Estate Interest	Community Ownership Structure	Year of Manufacture	HUD Code Compliance Indicator Y/N	Gross Manufacturers Invoice Price	LTI Loan to Invoice Gross	Net Manufacturers Invoice Price	LTI Net	Manufacturer Name	Model Name	Down Payment Source	Community Related Party Lender Y/N	Defined Underwriting Criteria Y/N	Chattel Indicator
52823	9999999	0.000000		99	XXXXXXX	UNK	XXXXXXX	1	1	0	6.00		$XXXXXX	0	0	0	1	4							XX/XX/XXXX	$XXXXXXX	0.077500	360	360	XX/XX/XXXX	2	0	0		$XXXXXXX	0.077500	$XXXXXXX	XX/XX/XXXX																								0				0				999999999	1	1	0	$XXXXXX	1.00			1	XX/XX/XXXX	710	675	691				691		3					200	$XXXXXX	26	0.000000	XXXXXXXXXXXX			$XXXXXX		.00		$XXXXXX	$XXXXXX	0	4		3		4		$XXXXXX	$XXXXXX	0.436000		1	1.000000	XXXXXX	XX	XXXXX	7	1	$XXXXXX	$XXXXXX	3	XX/XX/XXXX								0.950000	0.950000	.00	0			0
20563	9999999	0.000000		99	XXXXXXX	UNK	XXXXXXX	1	1	0	7.00		$XXXXXX	0	0	0	1	4							XX/XX/XXXX	$XXXXXXX	0.077500	360	360	XX/XX/XXXX	2	0	0		$XXXXXXX	0.077500	$XXXXXXX	XX/XX/XXXX																								0				0				999999999	1	2	1	$XXXXXX	5.00	15.00		1	XX/XX/XXXX	755	766	762	769	762	727	762	762	3					83	$XXXXXX	15	0.117000	XXXXXXXXXXXX			$XXXXXX	$XXXXXX	.00	.00	$XXXXXX	$XXXXXX	1	4	3	3	3	4	1	$XXXXXX	$XXXXXX	0.416300		1		XXXXXX	XX	XXXXX	1	1	$XXXXXX	$XXXXXX	3	XX/XX/XXXX								1.000000	1.000000	.00	0			0
25214	9999999	0.000000		99	XXXXXXX	UNK	XXXXXXX	1	1	0	6.00		$XXXXXX	0	0	0	1	4							XX/XX/XXXX	$XXXXXXX	0.071250	360	360	XX/XX/XXXX	2	0	0		$XXXXXXX	0.071250	$XXXXXXX	XX/XX/XXXX																								0				0				999999999	1	1	0	$XXXXXX	.00			1	XX/XX/XXXX	746	744	717				744		3					151	$XXXXXX	15	0.078000	XXXXXXXXXXXX			$XXXXXX		.00		$XXXXXX	$XXXXXX	0	5		3		4		$XXXXXX	$XXXXXX	0.201600		1		XXXXXX	XX	XXXXX	1	1	$XXXXXX	$XXXXXX	3	XX/XX/XXXX								1.000000	1.000000	.00	0			0

Alt ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
52823	XXXXXXX	XXXXXXX	XXXXXX		Closed	2026-09-02 09:03	2026-09-18 13:02	Waived	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
Waived- - Due Diligence Vendor-09/04/2026
Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2026
Acknowledged- - Due Diligence Vendor-09/04/2026
Waived- - Due Diligence Vendor-09/04/2026
Acknowledged- - Due Diligence Vendor-09/04/2026
Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/02/2026

Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
 Waived- - Due Diligence Vendor-09/04/2026
 Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2026
 Acknowledged- - Due Diligence Vendor-09/04/2026
 Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/02/2026

																	Qualifying Months Reserves Exceed Minimum Required - Qualifying Months Reserves of 29.78 exceeds the guideline minimum of 3 Qualifying Months Reserves of 29.78 exceeds the guideline minimum of 3		XX	Primary Residence	Purchase	NA	XXXXXXX	Investor Post-Close	No
25214	XXXXXXX	XXXXXXX	XXXXXX		Closed	2026-09-10 12:36	2026-09-18 13:03	Waived	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
Waived- - Due Diligence Vendor-09/10/2026
Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/10/2026
Acknowledged- - Due Diligence Vendor-09/10/2026
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. CU Score of 3.2 - Due Diligence Vendor-09/10/2026

Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
 Waived- - Due Diligence Vendor-09/10/2026
 Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/10/2026
 Acknowledged- - Due Diligence Vendor-09/10/2026
 Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. CU Score of 3.2 - Due Diligence Vendor-09/10/2026

Qualifying Credit Score Exceeds Minimum Required - Qualifying Credit Score of 744 exceeds the guideline minimum of 680

Qualifying Months Reserves Exceed Minimum Required - Qualifying Months Reserves of 20.69 exceeds the guideline minimum of 3

Qualifying DTI Below Maximum Allowed - Qualifying DTI of 20.16% is below the guideline maximum of 50%
																			XX	Primary Residence	Purchase	NA	XXXXXXX	Investor Post-Close	No

	LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Alt ID	Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
52823	XXXXXX	XXXXXXX		$XXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A
20563	XXXXXX	XXXXXXX		$XXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
25214	XXXXXX	XXXXXXX		$XXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A

Alt ID	Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM DTI/Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
52823	XXXXXX	XXXXXX		XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	No		No	Yes	No	No	No	No	No	No	No	No	No	29633.89	8.027	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$XXXXXX	N/A	Employed		No		No
20563	XXXXXX	XXXXXX		XX/XX/XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	No		No	No	Yes	No	No	No	No	No	No	No	No	6003.55	8.08	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$XXXXXX	N/A	Employed	Employed	No	No	No
25214	XXXXXX	XXXXXX		XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	No		No	No	No	No	No	No	No	No	No	No	No	1495.0	7.228	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$XXXXXX	N/A	Employed		No		No

Alt ID	Loan ID	Seller Loan ID	Investor Loan ID	Loan Program	Guideline Product Name	Originator Name	Originating Entity CDFI Flag	Guideline Name	Guideline Author	Guideline Date	Guideline Version	Application Date	TILA Status	TRID	GSE	Verified Safe Harbor Flag	Verified Safe Harbor Reference Document	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	AUS Decision System	Rating Result	Property Inspection Waiver (PIW)	Calculated APR	HUD 1 Page 1 Credits Total	Verified Qualifying Rate	Originator Qualifying Rate	Qualifying P&I	Default Interest Rate Present	Default Interest Rate	Annual Property Tax	Monthly Property Tax	Annual Insurance Costs	Monthly Insurance Cost	Annual HOA Costs	Monthly HOA Costs	Monthly Other Costs	PITIA	Residual Income	HOA Questionnaire Flag	HOA Name	HOA Address State	HOA Fee Amount	HOA Next Due Date	HOA Payment Frequency	Originator DTI	TPR Verified DTI	QM DTI	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower 2 Length of Employment	Co Borrower 3 Length of Employment	Document Level	Borrower Years of W2s/1099	CoBorrower Years of W2s/1099	Borrower Months of Paystubs Verified	Co Borrower Months of Paystubs Verified	Borrower Employment Gap Letter	Borrower Months of Employment Gap	Co Borrower Employment Gap Letter	Co Borrower Months of Employment Gap	Borrower Years of Personal Tax Returns	Borrower Years of Business Tax Returns	CoBorrower Years of Personal Tax Returns	CoBorrower Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Borrower Award/Offer Letter	Co Borrower Award/Offer Letter	Asset Depletion Flag	Partial Asset Depletion Flag	Asset Depletion Months Amortized	Asset Utilization Flag (No DTI)	Borrower Bank Statements Flag	Borrower Bank Statement Summary/Lender Worksheet	Borrower Number of Personal Bank Statements	Borrower Number of Business Bank Statements	CoBorrower Bank Statements Flag	Co Borrower Bank Statement Summary/Lender Worksheet	CoBorrower Number of Personal Bank Statements	CoBorrower Number of Business Bank Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	Bespoke Eligible Assets	Borrower P&L Type	Borrower Number of Months P&L	Borrower P&L Prepared By	CoBorrower P&L Type	CoBorrower P&L Prepared By	CoBorrower Number of Months P&L	Borrower CPA Letter Flag	# of Months CPA verified income	CoBorrower CPA Letter Flag	CoBorrower # of Months CPA verified income	Borrower WVOE Flag	Borrower # of Months Employment Validated WVOE	Borrower # of Months Income Validated WVOE	Borrower WVOE Form Type	CoBorrower WVOE Flag	CoBorrower # of Months WVOE	CoBorrower # of Months Income Validated WVOE	CoBorrower WVOE Form Type	DSCR Flag	TPR DSCR	Originator DSCR	Expense Letter	Income Doc Detail	Tax Return Doc Details	Property Address	Property City	Property State	Property Zip	Property County	Original Credit Report Date	Borrower 1 Credit Report Date	Borrower 2 Credit Report Date	Borrower 3 Credit Report Date	Borrower 4 Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Co Borrower 2 FICO	Most Recent Co Borrower 3 FICO	Updated Credit Report Flag	Updated Credit Report Date	Updated FICO Method	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Updated Primary Borrower FICO	Updated Co Borrower FICO	Updated Co Borrower 2 FICO	Updated Co Borrower 3 FICO	Updated Qualifying FICO	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Lates 30d in 0-12m	Prior Mortgage/Rent Lates 60d in 0-12m	Prior Mortgage/Rent Lates 90d in 0-12m	Prior Mortgage/Rent Lates 120d+ in 0-12m	Prior Mortgage/Rent Lates 30d in 13-24m	Prior Mortgage/Rent Lates 60d in 13-24m	Prior Mortgage/Rent Lates 90d in 13-24m	Prior Mortgage/Rent Lates 120d+ in 13-24m	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Is Equity Shared Loan	Subordinate Lien Type	Subordinate Lien Max Draw Amount (HELOC)	Subordinate Lien 2 Type	Subordinate Lien 2 Max Draw Amount (HELOC)	Subordinate Lien 3 Type	Subordinate Lien 3 Max Draw Amount (HELOC)	Is Shared Appreciation Mortgage	Borrower Originator Citizenship Designation	Borrower Verified Citizenship Designation	Borrower Individual Tax Identification Number (ITIN)?	Borrower Photo Identification Type	Borrower Photo Identification Other Type	Borrower Photo ID State of Issuance	Borrower Photo ID Country of Issuance	Borrower Photo ID Expiration Date	Borrower Passport Country of Origin	Borrower Passport Expiration Date	Borrower Non-US Citizen Identification Document	Borrower Date of Resident Since/Valid Date	Borrower Non-US Document Expiration Date	Co Borrower Originator Citizenship Designation	Co Borrower Verified Citizenship Designation	Co Borrower Individual Tax Identification Number (ITIN)?	Co Borrower Photo Identification Type	Co Borrower Photo Identification Other Type	Co Borrower Photo ID State of Issuance	Co Borrower Photo ID Country of Issuance	Co Borrower Photo ID Expiration Date	Co Borrower Passport Country of Origin	Co Borrower Passport Expiration Date	Co Borrower Non-US Citizen Identification Document	Co Borrower Date of Resident Since/Valid Date	Co Borrower Non-US Document Expiration Date	Co Borrower 2 Originator Citizenship Designation	Co Borrower 2 Verified Citizenship Designation	Co Borrower 2 Individual Tax Identification Number (ITIN)?	Co Borrower 2 Photo Identification Type	Co Borrower 2 Photo Identification Other Type	Co Borrower 2 Photo ID State of Issuance	Co Borrower 2 Photo ID Country of Issuance	Co Borrower 2 Photo ID Expiration Date	Co Borrower 2 Passport Country of Origin	Co Borrower 2 Passport Expiration Date	Co Borrower 2 Non-US Citizen Identification Document	Co Borrower 2 Date of Resident Since/Valid Date	Co Borrower 2 Non-US Document Expiration Date	Co Borrower 3 Originator Citizenship Designation	Co Borrower 3 Verified Citizenship Designation	Co Borrower 3 Individual Tax Identification Number (ITIN)?	Co Borrower 3 Photo Identification Type	Co Borrower 3 Photo Identification Other Type	Co Borrower 3 Photo ID State of Issuance	Co Borrower 3 Photo ID Country of Issuance	Co Borrower 3 Photo ID Expiration Date	Co Borrower 3 Passport Country of Origin	Co Borrower 3 Passport Expiration Date	Co Borrower 3 Non-US Citizen Identification Document	Co Borrower 3 Date of Resident Since/Valid Date	Co Borrower 3 Non-US Document Expiration Date	Property Rights	Leasehold Lease Expiration Date	Buydown Flag	Assumable Mortgage Flag	Foreign National Alternative Credit Documentation	Liquid / Cash Reserves (ASF)	Months Liquid Reserves	Total Assets Available for Reserves	Months Reserves	Blanket Mortgage Flag	Qualifying HCLTV	Condo Warrantability Flag	E-Note Flag	O&E in lieu of Title Insurance	Business Purpose Flag	Borrower Note Executed As	Co Borrower Note Executed As	Co Borrower 2 Note Executed As	Co Borrower 3 Note Executed As	Maturity Date	Borrower 1 Trust Name	Borrower 2 Trust Name	Borrower 3 Trust Name	Borrower 4 Trust Name	Number of Units	Property Type	Property Listed for Sale Flag	Date Listed for Sale	FC Completed Date	Any other Credit Event Resolution Date (Short Sale/ Deed in Lieu)	ITIN Flag	Delayed Financing Flag	Title Company Name	Settlement Agent Company	Neighborhood Location	Gift Funds	Gift Funds Percentage of Total Funds Required
52823	XXXXXXX	XXXXXX		XXXXXXX	XXXXXX	XXXXXX	No	XXXXXX	XXXXXX	XX/XX/XXXX	NA	XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	Yes	No	No	N/A	N/A	$29,633.89	XX/XX/XXXX	6.490%	Manual Underwriting	Manual Underwriting	No	8.027%		7.750%	7.750%	$XXXXXXX	No		$XXXXXXX	$XXXXXXX	$XXXXXXX	$XXXXXXX	$XXXXXXX	$XXXXXXX	$0.00	$XXXXXXX	$XXXXXXX	N/A	XXXXXX	XX	$XXXXXXX	XX/XX/XXXX	Monthly	43.60%	43.60%	43.60%	No								Employed						1YR Full Doc	1		NA		N/A	0			0	0			3	0	NA		No	No	0	No	No	N/A	0	0	No				0.00%	0.00%			N/A	0	N/A				NA	0	No		NA	0	0	N/A			0		No	0			Borrower - Wage - 1 YR W2 1099 Verified, 3 YRS Executed 4506T Verified - 2025, 2026	Borrower - 3 YRS Executed 4506T Verified - 2025, 2026	XXXXXXXX	XXXXXXX	XX	XXXXX	XXXXXXX	XX/XX/XXXX	XX/XX/XXXX				691									No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	US Citizen	US Citizen	N/A	Standard Driver's License - Not for federal use		XX	United States	XX/XX/XXXX			N/A																																										Fee Simple		No	No	N/A	6266.51	0.4	72978.67	4.5	No	95.0	N/A	No	No	No	Borrower As Individual	N/A	N/A	N/A	XX/XX/XXXX					1	Suburban	No				No	No	XXXXXXX	XXXXXXX	Suburban	No
20563	XXXXXXX	XXXXXX		XXXXXXX	XXXXXX	XXXXXX	No	XXXXXX	XXXXXX	XX/XX/XXXX	N/A	XX/XX/XXXX	QM: Higher Priced APOR (APOR HP)	Yes	No	No	N/A	N/A	$6,003.55	XX/XX/XXXX	6.530%	Manual Underwriting	Manual Underwriting	No	8.080%		7.750%	7.750%	$XXXXXXX	No		$XXXXXXX	$XXXXXXX	$XXXXXXX	$XXXXXXX	$0.00	$0.00	$0.00	$XXXXXXX	$XXXXXXX	N/A			$0.00			41.63%	41.63%	41.63%	No	No							Employed	Self-Employed					1YR Full Doc	1	0	Less than 1 Month	NA	N/A	0	N/A	0	1	0	1	1	3	1	NA	NA	No	No	0	No	No	N/A	0	0	No	N/A	0	0	0.00%	0.00%	100.00%		N/A	0	N/A	Borrower Prepared	Borrower	7	NA	0	No	0	NA	0	0	N/A	NA	0	0	N/A	No	0		N/A	Borrower - Wage, Other REO Net Rental Income(Loss) - 1 YR Personal Tax Returns Verified, 1 YR W2 1099 Verified, Less than 1 Month Paystubs Verified, 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025, 2026 || Co Borrower - SESCorp - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(K1, 1120S), YTD Profit And Loss Verified, Balance Sheet Verified, 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025	Borrower - 1 YR Personal Tax Returns Verified, 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025, 2026 || Co Borrower - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(K1, 1120S), 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025	XXXXXXXX	XXXXXXX	XX	XXXXX	XXXXXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX			762									No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	US Citizen	US Citizen	N/A	Real ID Driver's License		XX	United States	XX/XX/XXXX			N/A			US Citizen	US Citizen	N/A	Real ID Driver's License		XX	United States	XX/XX/XXXX			N/A																													Fee Simple		No	No	N/A	80996.24	39.2	80996.24	39.2	No	100.0	N/A	No	No	No	Borrower As Individual	Borrower As Individual	N/A	N/A	XX/XX/XXXX					1	Suburban	No				No	No	XXXXXXX	XXXXXXX	Suburban	No
25214	XXXXXXX	XXXXXX		XXXXXXX	XXXXXX	XXXXXX	No	XXXXXX	XXXXXX	XX/XX/XXXX	N/A	XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	Yes	No	No	N/A	N/A	$1,495.00	XX/XX/XXXX	6.720%	Manual Underwriting	Manual Underwriting	No	7.228%		7.125%	7.125%	$XXXXXXX	No		$XXXXXXX	$XXXXXXX	$XXXXXXX	$XXXXXXX	$0.00	$0.00	$0.00	$XXXXXXX	$XXXXXXX	N/A			$0.00			20.16%	20.16%	20.16%	No								Employed						2YR Full Doc	2		1 Month		N/A	0			0	0			1	0	Yes		No	No	0	No	No	N/A	0	0	No				0.00%	0.00%			N/A	0	N/A				NA	0	No		NA	0	0	N/A			0		No	0			Borrower - Wage - 2 YRS W2 1099 Verified, 1 Month Paystubs Verified, 1 YR Executed 4506T Verified, Award Letter Verified - 2026	Borrower - 1 YR Executed 4506T Verified - 2026	XXXXXXXX	XXXXXXX	XX	XXXXX	XXXXXXX	XX/XX/XXXX	XX/XX/XXXX				744									No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	US Citizen	US Citizen	N/A	Real ID Driver's License		XX	United States	XX/XX/XXXX			N/A																																										Fee Simple		No	No	N/A	81655.53	20.7	81655.53	20.7	No	100.0	N/A	No	No	No	Borrower As Individual	N/A	N/A	N/A	XX/XX/XXXX					1	Suburban	No				No	No	XXXXXXX	XXXXXXX	Suburban	No

Alt ID	Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Primary Appraisal Company	Primary Appraiser Name	Primary Appraiser License Number	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
52823	XXXXXXX	XXXXXXX		XX/XX/XXXX	$XXXXXXX	$XXXXXXX	0	$XXXXXXX	XX/XX/XXXX	1004 URAR	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXXXXXX	95.0	95.0	$XXXXXXX	0.0	.0000	Desk Review																		$XXXXXX	0.0	.0000	XXXXXXX	Moderate Risk	XX/XX/XXXX																										XX/XX/XXXX														2.6	XX/XX/XXXX
20563	XXXXXXX	XXXXXXX		XX/XX/XXXX	$XXXXXXX	$XXXXXXX	0	$XXXXXXX	XX/XX/XXXX	1004 URAR	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXXXXXX	100.0	100.0	$XXXXXXX	0.0	.0000	Collateral Underwriter (CU)																																																															1.7	XX/XX/XXXX
25214	XXXXXXX	XXXXXXX		XX/XX/XXXX	$XXXXXXX	$XXXXXXX	0	$XXXXXXX	XX/XX/XXXX	1004 URAR	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXXXXXX	100.0	100.0	$XXXXXXX	0.0	.0000	Desk Review																		$XXXXXX	0.0	.0000	XXXXXXX	Low Risk	XX/XX/XXXX																																								3.2	XX/XX/XXXX

Alt ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
20563	XXXXXXX	XXXXXXX		XXXXXXX	Property Value	propertyValuationPage	$XXXXXX	$XXXXXX	Audit Value Pulled From Appraisal
20563	XXXXXXX	XXXXXXX		XXXXXXX	Qualifying FICO	creditLiabilitiesPage	762	755	Audit value pulled from most recent credit report in the loan file dated XX/XX/XXX